Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of Components of the Provision for Federal Income Taxes

	Years Ended December 31,
	2017	2016	2015
	(In Thousands)
Current	$3,822	$1,138	$2,019
Change in corporate tax rate	3,060	-	-
Deferred	(331)	746	(387)
	$6,551	$1,884	$1,632

Schedule of Effective Income Tax Rate Reconciliation

	Percentage of Income
	before Income Taxes
	Years Ended December 31,
	2017	2016	2015
Tax at statutory rates	35.0%	35.0%	34.0%
Tax exempt interest income, net of interest expense disallowance	(9.6)	(13.1)	(11.3)
Nondeductible merger expenses	-	2.7	-
Incentive stock options	0.2	0.3	0.3
Earnings and proceeds on life insurance	(2.7)	(2.8)	(1.8)
Change in corporate tax rate	20.8	-	-
Other	0.7	(0.2)	0.4

	44.4%	21.9%	21.6%

Schedule of Deferred Tax Assets and Liabilties

	2017	2016
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,603	$2,197
Deferred compensation	775	1,430
Core deposit intangible	232	485
Prepaid expenses	125	267
Pension liability	384	655
Foreclosed real estate valuation allowance	7	19
AMT tax credit carryforward	260	260
Net operating loss carryforward	1,249	2,147
Net unrealized loss on securities	808	2,286
Other	92	310
Total Deferred Tax Assets	5,535	10,056

Deferred tax liabilities:
Premises and equipment	210	347
Deferred loan fees	142	192
Net unrealized gain on pension liability	99	171
Purchase price adjustment	303	357

Total Deferred Tax Liabilities	754	1,067

Net Deferred Tax Asset	$4,781	$8,989